TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
May 31, 2019
Disclosure Of Detailed Information About Trade And Others Payable [Abstract]
Schedule of trade and other payables
	May 31	May 31
	2019	2018
Trade payables and accrued liabilities	$1,126,982	$333,705
Income taxes payable	483,480	23,301
	$1,610,462	$357,006